Variable Interest Entities - Summary of Significant Unconsolidated VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Total assets	[1]	$ 133,013	$ 129,317
Total liabilities	[1]	$ 98,218	$ 94,449

[1]	Exelon’s consolidated assets include $18 million as of December 31, 2020, of certain VIEs that can only be used to settle the liabilities of the VIE. Exelon’s consolidated liabilities include $26 million as of December 31, 2020, of certain VIEs for which the VIE creditors do not have recourse to Exelon. See Note 21–Variable Interest Entities for additional information.